Phone:	(212) 885-5239
Fax:	(917) 332-3817
Email:	Twestle@blankrome.com

December 14, 2007

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:	Spirit of America Investment Fund, Inc.
SEC File Nos. 333-27925/811-08231

Ladies and Gentlemen:

On behalf of the Spirit of America Investment Fund, Inc. (the “Company”), attached herewith for filing pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”), please find Post-Effective Amendment No. 16 to the Company’s Registration Statement on Form N-1A (“PEA No. 16”). PEA No. 16 is being filed to register a new series of the Company, Spirit of America High Yield Tax Free Bond Fund.

Questions concerning PEA No. 16 may be directed to Mr. Thomas R. Westle at (212) 885-5239 or Mary Stokes at (215) 569-5530.

Very truly yours,

/s/ Thomas R. Westle
Thomas R. Westle

TRW:sld

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